Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Columbia California Intermediate Municipal Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		(1.94%)	0.39%	1.21%
Columbia California Intermediate Municipal Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		1.22%	1.27%	1.78%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		1.23%	1.28%	1.82%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Institutional 3 Class
Average Annual Return, Percent	[1]	1.28%	1.33%	1.85%
Columbia California Intermediate Municipal Bond Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Class S
Average Annual Return, Percent	[2]	1.22%	1.27%	1.78%
Without Sales Load [Member] | Columbia California Intermediate Municipal Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		1.08%	1.00%	1.52%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	1.66%	1.17%	2.10%
Bloomberg California 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		1.50%	1.03%	1.88%

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.